[USAA                        USAA MUTUAL FUND, INC.
EAGLE                  SUPPLEMENT DATED NOVEMBER 16, 2005
LOGO (R)]                     TO THE S&P 500 INDEX
                           AND NASDAQ-100 INDEX FUNDS'
                         PROSPECTUSES DATED MAY 1, 2005


As a result of a portfolio management change within Northern Trust Investments, N.A., Chad M. Rakvin has become primarily responsible for the day-to-day management of the USAA S&P 500 Index Fund and the Nasdaq-100 Index Fund. Each Fund's respective prospectus is amended as follows:

THE FIFTH PARAGRAPH UNDER PORTFOLIO MANAGER ON PAGE 14 OF THE S&P 500 INDEX FUND'S PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Chad M. Rakvin is primarily responsible for the day-to-day management of the USAA S&P 500 Index Fund. Mr. Rakvin is a vice president of Northern Trust Investments, N.A. where he is responsible for the management of various equity and equity index portfolios. Mr. Rakvin joined Northern Trust in 2004, and has been a member of the quantitative management group for domestic index products. From 1999 to 2004, Mr. Rakvin was with Barclays Global Investors, where he was head of index research and an equity portfolio manager.

THE SECOND FULL PARAGRAPH ON PAGE 14 OF THE NASDAQ-100 INDEX FUND'S PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Chad M. Rakvin is primarily responsible for the day-to-day management of the Nasdaq-100 Index Fund. Mr. Rakvin is a Vice President of Northern Trust Investments, N.A. where he is responsible for the management of various equity and equity index portfolios. Mr. Rakvin joined Northern Trust in 2004, and has been a member of the quantitative management group for domestic index products. From 1999 to 2004, Mr. Rakvin was with Barclays Global Investors, where he was head of index research and an equity portfolio manager.

                                                                      52464-1105

[USAA                        USAA MUTUAL FUND, INC.
EAGLE           (S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
LOGO (R)]                  AND NASDAQ-100 INDEX FUND)
                       SUPPLEMENT DATED NOVEMBER 16, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2005

THE SECTION REFERENCING THE S&P 500 INDEX FUND AND NASDAQ-100 INDEX FUND UNDER THE HEADING "PORTFOLIO MANAGER DISCLOSURE" ON PAGE 45 HAS BEEN REVISED TO READ AS FOLLOWS:

S&P 500 INDEX FUND AND NASDAQ-100 INDEX FUND

Other Accounts Managed: The following tables set forth other accounts for which the Funds' portfolio manager was primarily responsible for the day-to-day portfolio management as of August 31, 2005.

S&P 500 INDEX FUND

Portfolio Manager    Registered Investment Companies       Other Pooled Investment Vehicles            Other Accounts
                   Number of accounts     Total assets   Number of accounts    Total assets   Number of accounts   Total assets

Chad M. Rakvin             4*           $1,623,119,903          0                 $0                  0                  $0

NASDAQ-100 INDEX FUND

Portfolio Manager    Registered Investment Companies       Other Pooled Investment Vehicles            Other Accounts
                   Number of accounts     Total assets   Number of accounts    Total assets   Number of accounts   Total assets

Chad M. Rakvin             4*           $4,282,948,943          0                 $0                  0                  $0

* None of the accounts managed have an advisory fee based on performance.

MATERIAL CONFLICTS OF INTEREST: Northern Trust's portfolio managers are often responsible for managing one or more Funds and other accounts, including proprietary accounts, separate accounts, and other pooled investment vehicles, like unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle, which may have materially higher fee arrangements than a Fund and may also have a performance-based fee. The side-by-side management of the Funds, separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices like cross trading between a Fund and another account raise conflicts of interest issues. Northern Trust has developed policies and procedures that are intended to mitigate those conflicts.

COMPENSATION: As of December 31, 2004, with respect to NTI's index portfolio managers, compensation is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. The annual incentive award is discretionary and is based on the overall financial performance of The Northern Trust Company, the overall performance of the investment management unit plus a qualitative evaluation of each portfolio manager's performance and contribution to his or her respective team. For the portfolio managers, the variable incentive award is not based on performance of the Funds or the amount of assets held in the Funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

PORTFOLIO OWNERSHIP: As of August 31, 2005, Mr. Rakvin did not beneficially own any securities of the Funds.


                                                                      52463-1105